Visualix Acquisition (Tables) - Common Stock [Member]	12 Months Ended
Dec. 31, 2022
Visualix Acquisition (Tables) [Line Items]
Schedule of Purchase Price	The following table represents the purchase price (in thousands).
Cash	$61
Stock (4,928 common stock shares at $87.00 per share)	429
Total Purchase Price	$490

Schedule of Visualix Asset Purchase Agreement
Developed Technology	$429
Non-compete Agreements	61
Total Purchase Price	$490